Recent accounting pronouncements	12 Months Ended
Dec. 31, 2025
Recent accounting pronouncements

4.	Recent accounting pronouncements

Standards and amendments issued but not yet effective

A number of new accounting standards are effective for annual reporting periods beginning after January 1, 2025 and earlier application is permitted. However, the Company has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements. Management is currently assessing the detailed implications of applying the new standard on the Company’s consolidated financial statements.

●	IFRS 18 Presentation and Disclosure in Financial Statements (effective for annual reporting periods beginning on or after January 1, 2027)

○	IFRS 18 will replace IAS 1 Presentation of Financial Statements and requires entities to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities’ net profit will not change. Management-defined performance measures are disclosed in a single note in the financial statements. In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

●	Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7 (effective for annual periods beginning on or after January 1, 2026)